Report of the directors financial review risk report - Management judgemental adjustments (Details) - Allowance for ECL - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	£ 211
Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	22	£ 20
Management judgemental adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	134	47
Management judgemental adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	22	20
Management judgemental adjustments | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	112	27
Increase (decrease) through other movements, financial assets	208	131
Management judgemental adjustments | Wholesale | Russia
Disclosure of financial assets [line items]
Increase (decrease) through other movements, financial assets	64	0
Management judgemental adjustments | Wholesale | Europe
Disclosure of financial assets [line items]
Increase (decrease) through other movements, financial assets	64	0
Banks, sovereigns and government entities
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(30)	(4)
Banks, sovereigns and government entities | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(30)	(4)
Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	78	31
Corporate lending adjustments | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	78	31
Inflation Related Adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	2
Inflation Related Adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	2	0
Macroeconomic related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	76	17
Macroeconomic related adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	12	17
Pandemic-related economic recovery adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0	3
Pandemic-related economic recovery adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets		3
Other retail lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	8	0
Other retail lending adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	8	0
High risk and vulnerable sectors | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) through other movements, financial assets	80	131
Other adjustments | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) through other movements, financial assets	£ (96)	£ (104)